Segment Reporting	9 Months Ended
Sep. 30, 2019
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

Prior to the fourth quarter of 2018, the Partnership reported its financial results on the basis of two business segments: a liquefied gas segment and a conventional tanker segment. During 2018, the Partnership’s Teekay Multi-Gas Pool commenced operations. As part of this initiative, the Partnership completed an internal reorganization and revised its reportable segments, and such changes resulted in management viewing the gas fleet and its components differently. As a result, the Partnership’s liquefied petroleum gas (or LPG) and multi-gas carriers are reported in a separate segment apart from its LNG carriers, resulting in a total of three business segments. All segment information for comparative periods has been retroactively adjusted to conform with the change in segment presentation adopted commencing in the fourth quarter of 2018.

The following tables include results for the Partnership’s segments for the periods presented in these financial statements.

	Three Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	137,212	10,846	1,597	149,655
Voyage recoveries (expenses)	286	(4,778)	(469)	(4,961)
Vessel operating expenses	(21,890)	(4,804)	(627)	(27,321)
Time-charter hire expense	(5,336)	—	—	(5,336)
Depreciation and amortization	(32,249)	(1,991)	(8)	(34,248)
General and administrative expenses(i)	(4,787)	(397)	(209)	(5,393)
Write-down of vessels	—	—	(785)	(785)
Income (loss) from vessel operations	73,236	(1,124)	(501)	71,611
Equity income	20,262	1,034	—	21,296

	Three Months Ended September 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	111,909	6,279	5,148	123,336
Voyage expenses	(734)	(4,997)	(2,225)	(7,956)
Vessel operating expenses	(17,912)	(4,393)	(3,716)	(26,021)
Time-charter hire expense	(1,690)	—	—	(1,690)
Depreciation and amortization	(29,342)	(1,967)	(929)	(32,238)
General and administrative expenses(i)	(5,418)	(154)	(211)	(5,783)
Write-down of vessels	—	—	(2,201)	(2,201)
Restructuring charges	—	—	(449)	(449)
Income (loss) from vessel operations	56,813	(5,232)	(4,583)	46,998
Equity income (loss)	15,953	(1,274)	—	14,679

	Nine Months Ended September 30,
	2019
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	416,867	28,864	6,728	452,459
Voyage expenses	(4,436)	(11,990)	(333)	(16,759)
Vessel operating expenses	(65,591)	(12,786)	(2,502)	(80,879)
Time-charter hire expense	(14,007)	—	—	(14,007)
Depreciation and amortization	(97,074)	(5,942)	(696)	(103,712)
General and administrative expenses(i)	(15,801)	(1,305)	(586)	(17,692)
Write-down of vessels	—	—	(785)	(785)
Restructuring charges	—	—	(2,976)	(2,976)
Income (loss) from vessel operations	219,958	(3,159)	(1,150)	215,649
Equity income (loss)	31,132	(2,520)	—	28,612

	Nine Months Ended September 30,
	2018
	Liquefied Natural Gas Segment $	Liquefied Petroleum Gas Segment $	Conventional Tanker Segment $	Total $
Voyage revenues	318,740	16,669	25,548	360,957
Voyage expenses	(1,651)	(11,333)	(8,724)	(21,708)
Vessel operating expenses	(60,096)	(16,069)	(11,042)	(87,207)
Time-charter hire expense	(1,690)	—	—	(1,690)
Depreciation and amortization	(81,239)	(5,952)	(4,108)	(91,299)
General and administrative expenses(i)	(16,411)	(2,397)	(1,892)	(20,700)
Write-down of vessels	—	(33,000)	(20,863)	(53,863)
Restructuring charges	—	—	(1,845)	(1,845)
Income (loss) from vessel operations	157,653	(52,082)	(22,926)	82,645
Equity income (loss)	55,976	(3,379)	—	52,597

(i)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

A reconciliation of total segment assets to total assets presented in the consolidated balance sheets is as follows:

	September 30, 2019	December 31, 2018
	$	$
Total assets of the liquefied natural gas segment	4,888,329	4,861,977
Total assets of the liquefied petroleum gas segment	318,829	326,111
Total assets of the conventional tanker segment	12,540	39,450
Unallocated:
Cash and cash equivalents	142,860	149,014
Advances to affiliates	17,471	8,229
Consolidated total assets	5,380,029	5,384,781